UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

ALLIANCEBERNSTEIN SMALL/MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small/Mid Cap Growth Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.2%
Consumer Discretionary - 20.4%
Advertising Agencies - 1.0%
National CineMedia, Inc.	514,410	$6,224,361

Auto Parts - 1.5%
LKQ Corp. (a)	313,060	9,135,091

Diversified Retail - 1.6%
Dollar Tree, Inc. (a)	123,560	9,879,858

Education Services - 0.5%
K12, Inc. (a)	86,960	3,047,948

Hotel/Motel - 2.5%
Orient-Express Hotels Ltd. - Class A (a)	807,190	6,885,330
Wyndham Worldwide Corp.	249,740	8,408,746

		15,294,076

Household Furnishings - 1.6%
Tempur-Pedic International, Inc. (a)	142,760	9,716,246

Radio & TV Broadcasters - 1.0%
Pandora Media, Inc. (a)(b)	388,269	6,134,650

Restaurants - 1.6%
Chipotle Mexican Grill, Inc. - Class A (a)	1,875	630,225
Panera Bread Co.-Class A (a)	68,800	9,197,872

		9,828,097

Specialty Retail - 7.5%
CarMax, Inc. (a)	320,650	9,638,739
Dick’s Sporting Goods, Inc. (a)	291,320	11,387,699
Shutterfly, Inc. (a)	183,499	7,646,403
Tractor Supply Co.	135,910	9,641,456
Ulta Salon Cosmetics & Fragrance, Inc. (a)	120,080	8,080,183

		46,394,480

Textiles, Apparel & Shoes - 1.6%
Deckers Outdoor Corp.	87,630	10,098,481

		125,753,288

Producer Durables - 20.4%
Air Transport - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	107,698	4,148,527

Back Office Support HR & Consulting - 2.2%
CoStar Group, Inc. (a)	45,380	2,792,232
Robert Half International, Inc.	416,340	11,003,866

		13,796,098

Commercial Services: Rental & Leasing - 1.3%
United Rentals, Inc. (a)	330,080	7,727,173

International Trade & Diversified Logistics - 1.5%
MSC Industrial Direct Co.-Class A	134,540	9,150,065

Company	Shares	U.S. $ Value
Machinery: Industrial - 5.7%
Actuant Corp.-Class A	278,300	6,261,750
Gardner Denver, Inc.	129,090	9,982,530
Joy Global, Inc.	127,320	11,102,304
Middleby Corp. (a)	91,080	7,676,222

		35,022,806

Machinery: Tools - 1.2%
Lincoln Electric Holdings, Inc.	202,460	7,369,544

Railroads - 1.3%
Genesee & Wyoming, Inc.-Class A	138,100	8,176,901

Scientific Instruments: Control & Filter - 2.0%
IDEX Corp.	229,370	8,131,167
Robbins & Myers, Inc.	94,890	4,240,634

		12,371,801

Scientific Instruments: Electrical - 1.6%
AMETEK, Inc.	245,850	9,715,992

Shipping - 1.6%
Kirby Corp. (a)	161,912	9,964,064

Transportation Miscellaneous - 1.0%
Expeditors International of Washington, Inc.	138,780	6,328,368

Truckers - 0.3%
Knight Transportation, Inc.	104,380	1,586,576

		125,357,915

Technology - 17.8%
Communications Technology - 0.9%
ADTRAN, Inc.	157,646	5,296,906

Computer Services, Software & Systems - 10.6%
Aspen Technology, Inc. (a)	452,818	7,851,864
Cadence Design Systems, Inc. (a)	971,140	10,750,520
Fortinet, Inc. (a)	260,269	6,001,803
Informatica Corp. (a)	107,580	4,894,890
MICROS Systems, Inc. (a)	162,360	7,991,359
Red Hat, Inc. (a)	123,890	6,151,138
SolarWinds, Inc.	278,380	8,034,047
TIBCO Software, Inc. (a)	300,660	8,686,067
VeriFone Systems, Inc. (a)	121,817	5,141,896

		65,503,584

Production Technology Equipment - 1.2%
Teradyne, Inc. (a)	511,150	7,319,668

Semiconductors & Component - 5.1%
Fairchild Semiconductor International, Inc. (a)	511,999	7,664,625
Hittite Microwave Corp. (a)	88,130	4,635,638
International Rectifier Corp. (a)	211,160	5,129,076
LSI Corp. (a)	1,016,710	6,354,438
Netlogic Microsystems, Inc. (a)	70,331	3,460,285

Company	Shares	U.S. $ Value
ON Semiconductor Corp. (a)	524,700	3,971,979

		31,216,041

		109,336,199

Health Care - 17.2%
Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (a)	74,220	5,010,592
Amarin Corp. PLC (ADR) (a)	625,250	5,877,350
AVEO Pharmaceuticals, Inc. (a)	190,357	3,057,134
InterMune, Inc. (a)	106,240	2,709,120
Onyx Pharmaceuticals, Inc. (a)	30,119	1,232,771
Pharmasset, Inc. (a)	72,766	5,122,726

		23,009,693

Health Care Management Services - 5.2%
AMERIGROUP Corp. (a)	40,750	2,325,858
Catalyst Health Solutions, Inc. (a)	176,290	9,690,661
Centene Corp. (a)	309,470	10,877,871
Healthspring, Inc. (a)	167,972	9,060,410

		31,954,800

Health Care Services - 3.5%
HMS Holdings Corp. (a)	348,573	8,519,124
Mednax, Inc. (a)	114,322	7,522,388
SXC Health Solutions Corp. (a)	116,881	5,472,368

		21,513,880

Medical & Dental Instruments & Supplies - 1.8%
MAKO Surgical Corp. (a)(b)	151,250	5,815,562
Volcano Corp. (a)	203,530	5,074,003

		10,889,565

Medical Equipment - 2.2%
NxStage Medical, Inc. (a)	281,110	6,462,719
Sirona Dental Systems, Inc. (a)	145,221	6,956,086

		13,418,805

Pharmaceuticals - 0.8%
BioMarin Pharmaceutical, Inc. (a)	30,069	1,025,653
Impax Laboratories, Inc. (a)	57,782	1,092,658
Ironwood Pharmaceuticals, Inc. (a)	224,430	3,052,248

		5,170,559

		105,957,302

Energy - 9.0%
Oil Well Equipment & Services - 4.7%
FMC Technologies, Inc. (b)	171,830	7,701,421
Nabors Industries Ltd. (a)	358,530	6,571,855
Oceaneering International, Inc.	154,070	6,444,748
Oil States International, Inc. (a)	118,440	8,244,608

		28,962,632

Company	Shares	U.S. $ Value
Oil: Crude Producers - 4.3%
Cabot Oil & Gas Corp.	95,280	7,405,162
Concho Resources, Inc./Midland TX (a)	82,330	7,798,298
Range Resources Corp.	58,300	4,013,372
SM Energy Co.	85,373	7,078,275

		26,295,107

		55,257,739

Financial Services - 6.9%
Asset Management & Custodian - 1.1%
Affiliated Managers Group, Inc. (a)	74,300	6,880,923

Banks: Diversified - 2.1%
Iberiabank Corp.	120,799	6,247,724
Signature Bank/New York NY (a)	121,660	6,782,545

		13,030,269

Diversified Financial Services - 2.3%
Greenhill & Co., Inc.	38,180	1,442,441
Lazard Ltd.-Class A	233,580	6,386,077
Stifel Financial Corp. (a)	188,554	6,009,216

		13,837,734

Financial Data & Systems - 1.4%
Alliance Data Systems Corp. (a)	84,500	8,656,180

		42,405,106

Materials & Processing - 4.6%
Building Materials - 1.0%
Simpson Manufacturing Co., Inc.	208,590	6,395,369

Chemicals: Diversified - 1.2%
Solutia, Inc. (a)	442,820	7,195,825

Diversified Materials & Processing - 1.4%
Hexcel Corp. (a)	354,960	8,771,062

Metal Fabricating - 1.0%
Valmont Industries, Inc.	72,095	6,182,146

		28,544,402

Utilities - 1.5%
Utilities: Telecommunications - 1.5%
tw telecom, Inc. (a)	490,345	9,071,382

Consumer Staples - 0.4%
Beverage: Soft Drinks - 0.4%
Green Mountain Coffee Roasters, Inc. (a)(b)	36,791	2,392,151

Total Common Stocks (cost $513,396,787)		604,075,484

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09% (c) (Cost $19,872,447)	19,872,447	19,872,447

Total Investments Before Security Lending Collateral - 101.4% (cost $533,269,234)		623,947,931

		U.S. $ Value
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%
Investment Companies - 1.7%
AllianceBernstein Exchange Reserves-Class I, 0.01% (c) (cost $10,207,674)	10,207,674	10,207,674

Total Investments - 103.1% (cost $543,476,908) (d)		634,155,605
Other assets less liabilities - (3.1)%		(18,944,491)

Net Assets - 100.0%		$615,211,114

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $109,572,337 and gross unrealized depreciation of investments was $(18,893,640), resulting in net unrealized appreciation of $90,678,697.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR - American Depositary Receipt

AllianceBernstein Small/Mid Cap Growth Fund

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$604,075,484	$—	$—	$604,075,484
Short-Term Investments	19,872,447	—	—	19,872,447
Investments Of Cash Collateral For Securities Loaned	10,207,674	—	—	10,207,674

Total Investments in Securities	634,155,605	—	—	634,155,605
Other Financial Instruments*	—	—	—	—

Total	$634,155,605	$—	$—	$634,155,605

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Small/Mid Cap Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2011